Related Party Transactions - Summary of Compensation to Directors and Executive Officers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party [Abstract]
Short-term employee benefits	$ 1,168,934	$ 630,755
Post-employment benefits	9,332	41,160
Share-based payments	111,703	354,680
Compensation, Total	$ 1,289,969	$ 1,026,595